Stock-Based Compensation - Valuation Assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LTIP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense	$ 5,236	$ 0	$ 0
Draft Kings Inc
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Proceeds from the exercise of stock options	$ 1,148	$ 552	180
Draft Kings Inc | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate	1.95%	2.80%
Expected term (in years)	6 years 7 days	6 years 1 month 10 days
Expected volatility	41.48%	41.98%
Weighted average grant date fair value per share	$ 0.72	$ 0.54
Proceeds from the exercise of stock options	$ 1,148	$ 552
Aggregate intrinsic value of stock options exercised	3,406	2,234
Grant date fair value of stock options vested	9,803	7,334	3,351
Unrecognized stock-based compensation	$ 19,769
Recognition period for unrecognized share-based compensation	2 years 11 days
Share-based compensation expense	$ 17,614	7,210	4,500
Draft Kings Inc | PSP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense	$ 5,221	$ 0	$ 0